3. Cash (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Credit requirement	$ 4,817,881	$ 2,185,175
Available credit	16,169,271	8,299,273
Cash in trading accounts	$ 20,987,152	$ 10,484,448